Quarterly Holdings Report
for
Fidelity® Series Floating Rate High Income Fund
June 30, 2025
SFR-NPRT3-0825
1.924296.113
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	150,000	150,075
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	200,000	202,061
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (b)(c)(d)	100,000	100,259
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		452,395
TOTAL ASSET-BACKED SECURITIES (Cost $449,999)		452,395

Bank Loan Obligations - 88.3%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0482% 8/1/2029 (c)(d)(e)	247,967	200,234
CANADA - 1.8%
Consumer Discretionary - 0.7%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 12/13/2029 (c)(d)(e)	297,415	297,602
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/22/2031 (c)(d)(e)	42,725	42,681
		340,283
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/20/2030 (c)(d)(e)	607,073	603,784
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 11/30/2029 (c)(d)(e)	518,556	521,149
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (c)(d)(e)	339,825	336,107
		1,461,040
TOTAL CONSUMER DISCRETIONARY		1,801,323

Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/8/2031 (c)(d)(e)	503,431	449,187
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 9/18/2031 (c)(d)(e)	522,375	523,921
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0297% 3/15/2030 (c)(d)(e)	177,720	176,608
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/12/2028 (c)(d)(e)	482,665	484,929
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3215% 3/21/2031 (c)(d)(e)	202,438	202,375
Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 1/31/2030 (c)(d)(e)	551,370	550,753
Materials - 0.2%
Chemicals - 0.2%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2536% 5/29/2028 (c)(d)(e)	472,533	394,565
TOTAL CANADA		4,583,661
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3072% 2/4/2028 (c)(d)(e)	146,028	145,618
FRANCE - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (c)(d)(e)	1,897,947	1,715,004
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2368% 4/30/2030 (c)(d)(e)	441,331	442,284
Professional Services - 0.0%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6077% 12/19/2031 (c)(d)(e)	180,000	173,101
TOTAL GERMANY		615,385
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8185% 10/18/2029 (c)(d)(e)	248,125	249,055
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5827% 1/9/2032 (c)(d)(e)	345,085	346,955
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(e)(f)(g)	376,403	24,779
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (c)(d)(e)(i)	2,157	2,135
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3297% 4/9/2026 (c)(d)(e)(h)(i)	7,019	6,949
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (c)(d)(e)(i)	9,960	9,860

TOTAL INDIA		43,723
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (c)(d)(e)	150,000	149,813
LUXEMBOURG - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1842% 9/29/2028 (c)(d)(e)	418,168	320,684
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (c)(d)(e)(f)(g)	201,345	6,191
Materials - 0.2%
Containers & Packaging - 0.2%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/12/2026 (c)(d)(e)	508,238	465,455
TOTAL LUXEMBOURG		792,330
NETHERLANDS - 1.1%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.31% 1/3/2028 (c)(d)(e)	421,065	421,014
Industrials - 0.6%
Building Products - 0.6%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (c)(d)(e)	1,688,308	1,680,576
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5097% 4/3/2028 (c)(d)(e)	381,648	383,079
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5503% 4/3/2028 (c)(d)(e)	172,387	173,056
		556,135
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (c)(d)(e)(i)	382,077	280,827
TOTAL NETHERLANDS		2,938,552
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5061% 2/2/2032 (c)(d)(e)	775,000	765,553
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1762% 10/16/2028 (c)(d)(e)	80,000	51,666

TOTAL PUERTO RICO		817,219
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.66% 11/16/2028 (c)(d)(e)	535,378	536,181
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.66% 11/16/2028 (c)(d)(e)	154,446	154,871

TOTAL SWEDEN		691,052
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (c)(d)(e)	543,125	511,895
UNITED KINGDOM - 2.3%
Communication Services - 0.5%
Entertainment - 0.5%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 12/2/2031 (c)(d)(e)(g)	295,000	294,631
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5658% 12/2/2031 (c)(d)(e)	1,114,400	1,113,007
		1,407,638
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0413% 7/21/2030 (c)(d)(e)	1,067,593	1,060,473
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.666% 3/29/2027 (c)(d)(e)	268,800	268,883
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.016% 10/31/2029 (c)(d)(e)	308,446	309,377
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 11/30/2030 (c)(d)(e)	897,335	893,970
		2,532,703
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5827% 2/7/2028 (c)(d)(e)	1,168,759	1,172,511
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 1/21/2030 (c)(d)(e)	169,575	169,999
Industrials - 0.3%
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5618% 3/15/2032 (c)(d)(e)	730,000	728,175
TOTAL UNITED KINGDOM		6,011,026
UNITED STATES - 80.6%
Communication Services - 5.1%
Diversified Telecommunication Services - 2.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (c)(d)(e)	763,209	531,865
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.6072% 3/25/2026 (c)(d)(e)	1,320,296	9,902
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5853% 12/24/2025 (c)(d)(e)(i)	56,205	57,610
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5222% 3/25/2026 (c)(e)	544,537	559,512
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0572% 7/31/2025 (c)(d)(e)	21,171	20,218
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7923% 7/1/2031 (c)(d)(e)	591,617	590,878
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 3/29/2032 (c)(d)(e)	920,000	929,393
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3268% 6/1/2028 (c)(d)(e)	285,153	292,162
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (c)(d)(e)	516,909	509,997
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (c)(d)(e)	1,415,877	1,396,635
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 3/9/2027 (c)(d)(e)	408,763	387,998
		5,286,170
Entertainment - 0.7%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9456% 2/10/2027 (c)(d)(e)	743,706	472,253
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9413% 9/1/2027 (c)(d)(e)	344,063	308,858
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9413% 9/1/2027 (c)(d)(e)	715,000	640,262
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 8/30/2030 (c)(d)(e)	29,700	29,663
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 8/7/2028 (c)(d)(e)	476,110	476,110
		1,927,146
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0768% 7/8/2031 (c)(d)(e)	223,487	222,648
Media - 1.8%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.789% 10/28/2027 (c)(d)(e)	391,782	325,246
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5476% 12/15/2031 (c)(d)(e)	1,371,127	1,373,019
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8241% 6/17/2032 (c)(d)(e)	505,000	504,581
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 6/24/2032 (c)(d)(e)(g)	485,000	483,788
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3244% 2/19/2030 (c)(d)(e)	129,188	114,976
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 6/24/2029 (c)(d)(e)	264,374	262,172
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 1/31/2029 (c)(d)(e)	793,350	764,591
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 1/31/2029 (c)(d)(e)	202,950	198,552
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.373% 3/31/2031 (c)(d)(e)	640,000	631,130
		4,658,055
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3298% 1/30/2031 (c)(d)(e)	1,001,995	1,007,426
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/25/2031 (c)(d)(e)	222,188	222,383
		1,229,809
TOTAL COMMUNICATION SERVICES		13,323,828

Consumer Discretionary - 16.5%
Automobile Components - 1.0%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/3/2028 (c)(d)(e)	479,312	389,441
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/6/2030 (c)(d)(e)	496,256	494,395
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/28/2032 (c)(d)(e)	920,000	920,580
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 3/25/2032 (c)(d)(e)	254,363	254,363
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.452% 12/22/2028 (c)(d)(e)	266,683	250,681
Power Stop LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1297% 1/26/2029 (c)(d)(e)	365,603	272,985
		2,582,445
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 6/3/2028 (c)(d)(e)	273,657	267,243
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 4/18/2030 (c)(d)(e)	442,673	442,673
		709,916
Broadline Retail - 3.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (c)(d)(e)	1,224,145	1,183,002
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7797% 11/8/2032 (c)(d)(e)	593,749	594,925
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (c)(d)(e)	6,491,995	6,473,752
		8,251,679
Distributors - 0.7%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 12/11/2030 (c)(d)(e)	857,889	852,098
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3214% 5/24/2032 (c)(d)(e)	525,000	513,843
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0715% 8/1/2030 (c)(d)(e)	560,483	560,343
		1,926,284
Diversified Consumer Services - 1.4%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3241% 7/31/2028 (c)(d)(e)	1,498,353	1,495,252
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 6/12/2030 (c)(d)(e)	505,198	505,198
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (c)(d)(e)	1,965,566	1,719,870
		3,720,320
Hotels, Restaurants & Leisure - 6.7%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6629% 2/7/2029 (c)(d)(e)	634,883	624,566
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 11/24/2028 (c)(d)(e)	363,161	363,161
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2030 (c)(d)(e)	1,598,213	1,595,017
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2031 (c)(d)(e)	1,007,250	1,005,366
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3118% 10/18/2028 (c)(d)(e)	370,325	369,978
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3118% 8/8/2027 (c)(d)(e)	74,602	74,532
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (c)(d)(e)	323,375	307,895
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (c)(d)(e)	259,755	251,160
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (c)(d)(e)	3,163,035	3,157,500
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 2/12/2029 (c)(d)(e)	217,250	217,467
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (c)(d)(e)	399,000	398,003
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 12/1/2028 (c)(d)(e)	149,575	150,173
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/26/2030 (c)(d)(e)	593,826	594,200
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5613% 12/4/2031 (c)(d)(e)	238,206	239,094
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5715% 5/27/2032 (c)(d)(e)	190,000	191,148
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 1/17/2031 (c)(d)(e)	301,950	301,409
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 8/2/2028 (c)(d)(e)	997,381	996,294
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0692% 11/8/2030 (c)(d)(e)	126,445	126,820
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (c)(d)(e)	522,588	509,957
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/26/2030 (c)(d)(e)	516,912	510,332
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5347% 11/5/2031 (c)(d)(e)	472,625	473,570
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5637% 4/16/2029 (c)(d)(e)	443,702	443,480
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 4/1/2031 (c)(d)(e)	492,133	492,133
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/18/2031 (c)(d)(e)	131,537	131,410
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 9/18/2031 (c)(d)(e)	79,400	79,796
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (c)(d)(e)	548,755	543,152
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 6/25/2032 (c)(d)(e)(g)	185,149	179,594
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 6/25/2032 (c)(d)(e)(g)	34,851	33,806
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 3/14/2031 (c)(d)(e)	809,750	810,730
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (c)(d)(e)	591,222	568,164
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2027 (c)(d)(e)	125,000	100,729
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (c)(d)(e)	222,845	215,603
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/3/2028 (c)(d)(e)	884,507	884,551
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5298% 9/3/2029 (c)(d)(e)	351,563	306,109
		17,246,899
Household Durables - 0.6%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/26/2031 (c)(d)(e)	114,138	114,280
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5400% 10/24/2031 (c)(d)(e)	698,075	699,241
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (c)(d)(e)	757,385	751,190
		1,564,711
Leisure Products - 0.1%
Lids Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9635% 12/14/2026 (c)(d)(e)(i)	59,850	59,252
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/15/2030 (c)(d)(e)	183,642	180,520
		239,772
Specialty Retail - 2.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1886% 11/5/2027 (c)(d)(e)	136,328	135,760
At Home Group Inc Tranche A, term loan 1% 10/17/2025 (c)(e)(h)(i)	9,343	9,343
At Home Group Inc Tranche A, term loan 12.3135% 10/17/2025 (c)(e)(i)	6,521	6,521
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 7/24/2028 (c)(d)(e)	246,075	14,272
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0487% 10/16/2031 (c)(d)(e)	738,739	741,310
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8176% 6/9/2031 (c)(d)(e)	347,375	347,865
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 12/4/2031 (c)(d)(e)	553,613	532,620
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1618% 6/6/2031 (c)(d)(e)	314,600	292,971
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8072% 4/15/2028 (c)(d)(e)	442,301	369,782
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(d)(e)(f)(g)(i)	40,926	9,821
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 10/20/2028 (c)(d)(e)	263,722	255,900
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 10/20/2028 (c)(d)(e)	437,625	425,827
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/8/2028 (c)(d)(e)	556,714	508,157
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (c)(d)(e)	1,215,974	1,119,560
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 4/16/2028 (c)(d)(e)	422,400	419,760
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2031 (c)(d)(e)	254,978	253,673
		5,443,142
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/19/2029 (c)(d)(e)	336,878	338,333
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 11/24/2028 (c)(d)(e)	45,802	45,687
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8298% 8/26/2031 (c)(d)(e)	643,388	642,783
		1,026,803
TOTAL CONSUMER DISCRETIONARY		42,711,971

Consumer Staples - 2.4%
Beverages - 0.8%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 4/1/2032 (c)(d)(e)	320,000	321,520
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6456% 1/24/2029 (c)(d)(e)	532,566	422,502
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3956% 1/24/2030 (c)(d)(e)	105,248	48,545
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (c)(d)(e)	401,435	397,219
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 3/31/2028 (c)(d)(e)	954,495	957,492
		2,147,278
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0613% 2/5/2029 (c)(d)(e)	186,667	187,434
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1456% 8/1/2029 (c)(d)(e)	582,683	534,321
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2368% 9/30/2031 (c)(d)(e)	280,161	276,836
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% (c)(d)(e)(f)(g)	392,836	11,784
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5347% 4/1/2029 (c)(d)(e)	353,326	351,192
		1,361,567
Food Products - 1.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8215% 12/23/2030 (c)(d)(e)	303,467	303,753
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 10/25/2027 (c)(d)(e)	398,823	399,736
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7218% 8/2/2028 (c)(d)(e)	703,216	386,770
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4738% 8/2/2028 (c)(d)(e)	383,241	343,959
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (c)(d)(e)	355,316	318,896
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 2/12/2031 (c)(d)(e)	386,107	386,837
Wellness Pet LLC Tranche A 1LN, term loan CME Term SOFR 1 month Index + 3.95%, 8.2492% 12/31/2029 (c)(d)(e)	191,238	160,162
Wellness Pet LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/31/2029 (c)(d)(e)	143,755	79,065
		2,379,178
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 5/17/2028 (c)(d)(e)	305,519	222,012
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9327% 2/23/2029 (c)(d)(e)	67,344	64,771
		286,783
TOTAL CONSUMER STAPLES		6,174,806

Energy - 2.3%
Energy Equipment & Services - 0.3%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3136% 6/27/2029 (c)(d)(e)	665,947	661,545
Oil, Gas & Consumable Fuels - 2.0%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0613% 7/9/2031 (c)(d)(e)	382,113	380,362
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2956% 10/31/2028 (c)(d)(e)	388,965	390,058
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (c)(d)(e)	268,800	267,233
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 12/31/2030 (c)(d)(e)	1,089,647	1,089,244
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (c)(d)(e)	179,312	179,012
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 11/19/2029 (c)(d)(e)	377,645	370,545
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 4/1/2030 (c)(d)(e)	239,400	240,597
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2561% 10/15/2031 (c)(d)(e)	339,150	339,927
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/30/2031 (c)(d)(e)(g)	25,000	25,073
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 5/30/2031 (c)(d)(e)	148,025	148,457
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3144% 2/11/2030 (c)(d)(e)	259,350	259,350
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (c)(d)(e)	1,781,136	957,859
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.009% 2/28/2030 (c)(d)(e)	195,614	193,047
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 8/1/2029 (c)(d)(e)	177,757	178,701
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3003% 5/10/2029 (c)(d)(e)	178,650	177,943
		5,197,408
TOTAL ENERGY		5,858,953

Financials - 11.2%
Capital Markets - 2.5%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 2/14/2031 (c)(d)(e)	1,037,346	1,039,753
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 6/13/2031 (c)(d)(e)	676,713	677,376
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (c)(d)(e)	985,142	988,718
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/17/2031 (c)(d)(e)	501,811	500,055
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/15/2031 (c)(d)(e)	627,000	625,514
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 9/5/2031 (c)(d)(e)	517,400	518,047
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (c)(d)(e)	647,838	645,681
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3327% 12/15/2031 (c)(d)(e)	1,020,009	1,018,693
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (c)(d)(e)	324,188	324,188
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 12/1/2028 (c)(d)(e)	223,178	224,224
		6,562,249
Financial Services - 3.2%
ACNR Holdings Inc term loan 13% (c)(e)(i)(j)	124,821	125,295
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 1/31/2031 (c)(d)(e)	1,587,035	1,590,336
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/31/2032 (c)(d)(e)(g)	415,000	412,925
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 9/30/2031 (c)(d)(e)	268,650	268,986
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0413% 8/3/2029 (c)(e)	32,427	25,455
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan 9.5413% 8/3/2029 (c)(e)	197,261	59,178
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0413% 8/3/2029 (c)(e)	61,536	48,306
Fusion Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 6/6/2030 (c)(d)(e)(g)	304,754	298,659
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (c)(d)(e)(f)(g)(i)	49,884	0
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0297% 4/16/2029 (c)(d)(e)	242,217	243,792
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/17/2031 (c)(d)(e)	793,013	793,948
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6768% 11/5/2029 (c)(d)(e)	220,000	218,035
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 7/31/2031 (c)(d)(e)	1,010,082	1,012,850
Orion US Finco Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (c)(d)(e)(g)	235,000	235,705
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 5/16/2031 (c)(d)(e)	216,844	217,061
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0252% 2/20/2030 (c)(d)(e)	291,324	291,944
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 5/12/2032 (c)(d)(e)(g)	80,000	80,625
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 6/24/2031 (c)(d)(e)	411,890	412,219
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 6/24/2031 (c)(d)(e)	188,183	188,302
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5715% 11/21/2031 (c)(d)(e)	233,825	234,592
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (c)(d)(e)	1,490,000	1,487,825
		8,246,038
Insurance - 5.5%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 6/5/2032 (c)(d)(e)	305,000	304,619
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (c)(d)(e)	2,915,155	2,904,748
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 5/31/2032 (c)(d)(e)	675,000	676,856
Alera Group Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8268% 5/31/2033 (c)(d)(e)	305,000	310,591
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 1/30/2032 (c)(d)(e)	711,425	711,553
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 12/29/2031 (c)(d)(e)	280,748	280,647
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 8/19/2028 (c)(d)(e)	972,437	957,987
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 8/19/2028 (c)(d)(e)	1,003,868	992,213
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 9/19/2030 (c)(d)(e)	1,811,313	1,764,327
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 9/19/2030 (c)(d)(e)	495,000	480,398
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (c)(d)(e)	1,340,000	1,278,025
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/20/2029 (c)(d)(e)	630,000	583,241
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 7/31/2027 (c)(d)(e)	409,730	409,131
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 5/6/2031 (c)(d)(e)	614,798	614,669
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7695% 6/20/2030 (c)(d)(e)	1,537,840	1,542,100
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/15/2031 (c)(d)(e)	282,202	281,731
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 9/29/2030 (c)(d)(e)	122,825	122,402
		14,215,238
TOTAL FINANCIALS		29,023,525

Health Care - 6.7%
Health Care Equipment & Supplies - 1.7%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 11/8/2027 (c)(d)(e)	22,744	22,819
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 12/18/2030 (c)(d)(e)(g)	590,000	590,372
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/30/2029 (c)(d)(e)	258,418	257,017
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 8/4/2031 (c)(d)(e)	960,000	965,597
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 10/23/2028 (c)(d)(e)	2,268,391	2,269,502
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5456% 5/30/2031 (c)(d)(e)	263,013	263,836
		4,369,143
Health Care Providers & Services - 2.3%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6956% 2/15/2029 (c)(d)(e)	306,056	207,965
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5643% 2/11/2028 (c)(d)(e)	500,219	500,129
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (c)(d)(e)	431,738	433,844
Examworks Bidco Inc Tranche B 1LN, term loan 7.0768% 11/1/2028 (c)(e)	174,279	174,659
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3956% 10/1/2027 (c)(d)(e)	205,888	198,013
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (c)(d)(e)	771,424	747,040
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 10/23/2031 (c)(d)(e)	207,673	207,873
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.1476% 10/23/2031 (c)(d)(e)(h)	26,796	26,822
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (c)(d)(e)	271,125	272,692
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (c)(d)(e)	67,551	67,941
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/15/2031 (c)(d)(e)(g)	25,000	25,072
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/15/2031 (c)(d)(e)	395,420	396,551
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 2/21/2031 (c)(d)(e)	325,887	326,738
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 11/15/2028 (c)(d)(e)	728,290	728,239
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.79561% 6/25/2032 (c)(d)(e)	285,000	282,506
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5273% 12/4/2031 (c)(d)(e)	852,863	853,204
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6886% 10/1/2028 (c)(d)(e)	93,711	92,444
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7956% 10/11/2031 (c)(d)(e)	190,347	190,823
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8088% 10/11/2031 (c)(d)(e)	8,696	8,717
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 12/15/2027 (c)(d)(e)	138,950	139,153
		5,880,425
Health Care Technology - 1.4%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (c)(d)(e)	1,366,360	1,364,228
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (e)	160,000	160,600
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0741% 3/26/2032 (c)(d)(e)	150,000	149,125
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0741% 5/1/2031 (c)(d)(e)	957,911	952,528
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/28/2029 (c)(d)(e)	469,063	465,606
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 11/26/2031 (c)(d)(e)	597,000	593,185
		3,685,272
Pharmaceuticals - 1.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5613% 10/8/2030 (c)(d)(e)	1,455,000	1,400,206
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1741% 8/1/2027 (c)(d)(e)	196,427	196,207
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 4/23/2031 (c)(d)(e)	575,650	574,355
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/5/2028 (c)(d)(e)	639,684	642,140
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5714% 5/19/2031 (c)(d)(e)	502,556	492,922
		3,305,830
TOTAL HEALTH CARE		17,240,670

Industrials - 13.2%
Aerospace & Defense - 1.3%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 10/31/2030 (c)(d)(e)	202,991	203,372
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0768% 1/27/2032 (c)(d)(e)	278,600	278,879
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/26/2032 (c)(d)(e)	854,397	853,064
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 2/26/2032 (c)(d)(e)(h)	80,603	80,477
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3003% 12/11/2031 (c)(d)(e)	409,742	411,279
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 1% 12/11/2031 (c)(d)(e)(h)	34,231	34,359
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 8/24/2028 (c)(d)(e)	521,845	523,520
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 3/22/2030 (c)(d)(e)	195,272	195,924
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 1/19/2032 (c)(d)(e)	751,233	752,240
		3,333,114
Air Freight & Logistics - 0.6%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (c)(d)(e)	360,411	360,462
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (c)(d)(e)	137,089	137,108
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 11/23/2028 (c)(d)(e)	544,532	507,776
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1768% 11/23/2028 (c)(d)(e)(i)	335,513	325,783
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/17/2030 (c)(d)(e)	114,813	113,880
		1,445,009
Building Products - 1.0%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8072% 5/17/2028 (c)(d)(e)	492,542	370,638
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 1/3/2029 (c)(d)(e)	480,517	480,493
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/13/2029 (c)(d)(e)	137,153	137,796
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 11/3/2028 (c)(d)(e)	286,301	286,593
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8268% 8/4/2031 (c)(d)(e)	233,238	232,699
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 1/24/2029 (c)(d)(e)	339,285	339,709
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (c)(d)(e)	332,346	305,273
PHRG Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.3327% 2/20/2032 (c)(d)(e)	440,000	437,250
		2,590,451
Commercial Services & Supplies - 5.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 12/21/2028 (c)(d)(e)	2,088,855	2,086,076
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 5/12/2028 (c)(d)(e)	1,752,319	1,760,064
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0456% 11/1/2031 (c)(d)(e)	326,423	328,545
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 4.75% 11/1/2031 (c)(d)(e)(h)	37,759	38,004
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (c)(d)(e)	568,582	474,117
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 5/31/2028 (c)(d)(e)	282,157	283,269
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (c)(d)(e)	1,278,467	1,064,963
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0456% 5/2/2030 (c)(d)(e)	153,838	145,761
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.2704% 2/9/2031 (c)(d)(e)	148,131	148,193
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 8/1/2029 (c)(d)(e)	871,048	874,219
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/21/2028 (c)(d)(e)	438,257	439,760
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 4/13/2029 (c)(d)(e)	211,105	211,369
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8238% 3/3/2032 (c)(d)(e)	645,000	644,465
Madison IAQ LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5105% 5/6/2032 (c)(d)(e)	465,000	465,981
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (c)(d)(e)	639,342	639,509
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0797% 10/11/2028 (c)(d)(e)	25,934	24,368
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (c)(d)(e)	1,575,478	1,486,291
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7826% 7/25/2030 (c)(d)(e)	562,517	563,338
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 3/19/2032 (c)(d)(e)	234,413	233,728
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5618% 11/30/2028 (c)(d)(e)	242,933	243,237
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5618% 11/30/2028 (c)(d)(e)	18,758	18,781
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 12/10/2026 (c)(d)(e)	372,316	374,178
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0456% 6/15/2030 (c)(d)(e)	240,531	229,859
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.6913% 10/19/2030 (c)(d)(e)	204,750	169,686
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4413% 4/19/2030 (c)(d)(e)	212,815	211,219
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 11/2/2029 (c)(d)(e)	627,817	626,876
		13,785,856
Construction & Engineering - 0.6%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0379% 3/27/2031 (c)(d)(e)	272,386	272,577
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 11/3/2031 (c)(d)(e)	333,325	334,158
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 1/21/2028 (c)(d)(e)	154,363	155,156
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 2/16/2028 (c)(d)(e)	234,572	234,866
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5629% 1/24/2031 (c)(d)(e)	471,052	470,840
		1,467,597
Electrical Equipment - 0.3%
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0741% 3/2/2027 (c)(d)(e)	828,754	829,367
Ground Transportation - 0.1%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 4/10/2031 (c)(d)(e)	431,738	429,173
Machinery - 0.9%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (c)(d)(e)(g)	360,000	361,800
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7879% 3/15/2030 (c)(d)(e)	446,459	446,878
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8241% 9/28/2028 (c)(d)(e)	214,461	209,201
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5741% 10/10/2031 (c)(d)(e)	234,588	234,001
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 1/2/2032 (c)(d)(e)	144,638	144,999
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 3/25/2031 (c)(d)(e)	637,287	626,294
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3092% 12/3/2026 (c)(d)(e)(i)	293,368	256,315
		2,279,488
Passenger Airlines - 0.6%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5224% 4/20/2028 (c)(d)(e)	333,797	331,240
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5799% 5/28/2032 (c)(d)(e)	235,000	236,292
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/20/2027 (c)(d)(e)	131,849	132,492
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2752% 2/22/2031 (c)(d)(e)	439,214	439,399
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (c)(d)(e)	305,000	305,509
		1,444,932
Professional Services - 1.7%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 2/4/2028 (c)(d)(e)	477,208	478,821
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/29/2031 (c)(d)(e)	1,066,908	1,064,241
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0743% 10/30/2031 (c)(d)(e)	238,800	238,055
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (c)(d)(e)	625,299	590,239
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3327% 9/29/2028 (c)(d)(e)	380,143	381,307
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2797% 3/1/2031 (c)(d)(e)	217,806	217,806
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/16/2030 (c)(d)(e)	331,118	324,496
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2797% 7/31/2030 (c)(d)(e)	203,460	188,455
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/30/2031 (c)(d)(e)	133,650	132,925
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 7/31/2031 (c)(d)(e)	783,710	786,163
		4,402,508
Trading Companies & Distributors - 0.2%
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (c)(d)(e)	741,108	724,166
Transportation Infrastructure - 0.6%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2605% 4/8/2030 (c)(d)(e)	448,894	449,568
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/18/2030 (c)(d)(e)(g)	193,494	193,252
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/18/2030 (c)(d)(e)(g)	26,506	26,472
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5456% 1/2/2029 (c)(d)(e)	126,920	125,048
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 10.0572% 8/10/2029 (c)(d)(e)	360,128	207,373
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/26/2028 (c)(d)(e)	429,698	429,496
		1,431,209
TOTAL INDUSTRIALS		34,162,870

Information Technology - 15.0%
Communications Equipment - 0.5%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (c)(d)(e)	1,310,119	1,324,452
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/2/2029 (c)(d)(e)	617,907	618,167
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1913% 3/30/2029 (c)(d)(e)	95,000	94,198
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (c)(d)(e)	487,788	487,296
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 3.5% 3/31/2028 (c)(d)(e)(h)	4,948	4,923
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/30/2031 (c)(d)(e)	357,328	357,600
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 11/9/2029 (c)(d)(e)	233,170	233,259
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 8/18/2031 (c)(d)(e)	570,688	571,321
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/17/2032 (c)(d)(e)	240,000	240,900
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5798% 10/24/2031 (c)(d)(e)	313,425	313,425
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5741% 5/30/2030 (c)(d)(e)	138,786	138,438
		3,059,527
IT Services - 2.9%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 2/1/2031 (c)(d)(e)	217,667	217,712
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (c)(d)(e)	676,841	646,383
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (c)(e)	127,995	103,036
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 3/6/2028 (c)(d)(e)	244,388	244,260
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 3/20/2033 (c)(d)(e)	290,000	290,090
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (c)(d)(e)	1,137,150	1,141,062
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 6/17/2031 (c)(d)(e)	600,463	599,502
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/1/2028 (c)(d)(e)	1,626,938	1,432,210
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 6/21/2031 (c)(d)(e)	615,000	616,538
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	1,465,000	1,423,497
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9268% 10/26/2029 (c)(d)(e)	811,045	791,531
		7,505,821
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3215% 8/17/2029 (c)(d)(e)	455,704	456,159
Software - 10.0%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/24/2031 (c)(d)(e)	655,248	657,705
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (c)(d)(e)	84,636	84,615
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 12/11/2028 (c)(d)(e)	1,193,727	1,192,987
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 3/21/2031 (c)(d)(e)	781,075	782,231
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7956% 3/29/2029 (c)(d)(e)	1,173,059	1,173,857
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 9/29/2028 (c)(d)(e)	377,218	378,791
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (c)(d)(e)	1,542,058	1,525,989
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (c)(d)(e)	445,000	384,925
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5456% 4/2/2029 (c)(d)(e)(i)	626,850	602,653
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/9/2029 (c)(d)(e)	599,082	600,208
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 11/6/2028 (c)(d)(e)(g)	100,000	98,050
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 5/30/2031 (c)(d)(e)	519,707	520,751
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.31% 3/3/2028 (c)(d)(e)	102,046	102,009
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/12/2029 (c)(d)(e)	855,561	853,961
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2032 (c)(d)(e)	214,463	214,304
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4576% 10/9/2031 (c)(d)(e)	743,138	743,420
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (c)(d)(e)	183,000	181,322
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 12/31/2031 (c)(d)(e)	968,393	839,277
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 5/3/2028 (c)(d)(e)	1,320,271	1,237,344
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5768% 2/23/2029 (c)(d)(e)	250,000	218,438
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7797% 7/1/2031 (c)(d)(e)	1,179,075	1,133,386
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5326% 7/31/2026 (c)(d)(e)	428,017	342,871
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (c)(d)(e)	2,703,642	2,631,914
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.2956% 5/9/2033 (c)(d)(e)	330,000	327,525
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 10/26/2030 (c)(d)(e)	349,364	350,870
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 7/16/2031 (c)(d)(e)	579,277	580,001
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/31/2028 (c)(d)(e)	865,778	865,873
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1788% 5/15/2028 (c)(d)(e)	943,788	426,281
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6788% 5/15/2028 (c)(d)(e)	219,879	220,035
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 4/24/2028 (c)(d)(e)	179,550	179,550
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5572% 4/24/2028 (c)(d)(e)	749,128	743,360
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 10/2/2028 (c)(d)(e)	614,300	606,621
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2797% 4/5/2030 (c)(d)(e)	861,531	780,357
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 11/22/2029 (c)(d)(e)	331,261	330,330
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 8/13/2029 (c)(d)(e)	227,451	228,461
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (c)(d)(e)	666,531	669,517
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3113% 2/10/2031 (c)(d)(e)	2,296,808	2,304,893
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0195% 4/12/2031 (c)(d)(e)	504,990	506,884
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 0% 6/28/2030 (c)(d)(e)(g)	150,000	142,812
		25,764,378
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (c)(d)(e)	745,750	741,089
TOTAL INFORMATION TECHNOLOGY		38,851,426

Materials - 6.3%
Chemicals - 3.1%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1768% 11/24/2028 (c)(d)(e)	135,000	126,225
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 11/24/2027 (c)(d)(e)	479,710	448,529
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 9/30/2028 (c)(d)(e)	833,511	835,495
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5456% 12/14/2029 (c)(d)(e)	415,321	385,729
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9576% 8/29/2029 (c)(d)(e)	100,002	100,287
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/23/2031 (c)(d)(e)	457,700	451,123
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/18/2028 (c)(d)(e)	647,878	645,448
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3113% 11/1/2030 (c)(d)(e)	325,887	324,294
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (c)(d)(e)	1,022,452	1,020,213
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3206% 7/3/2028 (c)(d)(e)	515,546	468,915
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3118% 3/15/2029 (c)(d)(e)	1,044,815	1,041,983
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (c)(d)(e)	120,000	117,150
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/14/2030 (c)(d)(e)	137,200	125,195
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 4/2/2029 (c)(d)(e)	488,813	453,985
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (c)(d)(e)	629,150	607,130
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2871% 1/31/2029 (c)(d)(e)	377,120	376,961
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3268% 9/30/2031 (c)(d)(e)	221,005	221,986
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 1% 9/30/2031 (c)(d)(e)(h)	22,885	22,986
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 9/22/2028 (c)(d)(e)	142,056	142,116
		7,915,750
Construction Materials - 0.7%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.4666% 2/12/2032 (c)(d)(e)	275,000	276,491
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 2/10/2032 (c)(d)(e)	1,012,463	1,010,691
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/24/2028 (c)(d)(e)	283,261	284,323
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 10/19/2029 (c)(d)(e)	166,836	165,668
		1,737,173
Containers & Packaging - 2.4%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 3/3/2028 (c)(d)(e)	618,032	617,056
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8212% 6/7/2031 (c)(d)(e)	953,909	957,019
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0613% 11/29/2030 (c)(d)(e)	537,458	539,140
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5018% 4/13/2029 (c)(d)(e)	1,996,428	1,991,617
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 4/1/2032 (c)(d)(e)	1,066,357	1,061,623
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 1.8036% 4/1/2032 (c)(d)(e)(h)	18,643	18,560
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/4/2027 (c)(d)(e)	649,528	650,431
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 5/1/2031 (c)(d)(e)	332,923	332,300
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/21/2031 (c)(d)(e)	118,503	118,799
		6,286,545
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/23/2031 (c)(d)(e)	316,480	316,711
TOTAL MATERIALS		16,256,179

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/31/2030 (c)(d)(e)	137,388	137,903
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/31/2030 (c)(d)(e)	320,852	321,988
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 8/21/2030 (c)(d)(e)	398,502	399,000
		858,891
Utilities - 1.6%
Electric Utilities - 0.7%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0305% 4/16/2031 (c)(d)(e)	160,010	160,210
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 12/20/2030 (c)(d)(e)	658,636	659,960
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5741% 1/27/2031 (c)(d)(e)	986,010	985,931
		1,806,101
Independent Power and Renewable Electricity Producers - 0.9%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 9/30/2031 (c)(d)(e)	501,786	500,742
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/31/2030 (c)(d)(e)	255,000	254,837
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/26/2032 (c)(d)(e)	289,275	289,747
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5695% 6/4/2032 (c)(d)(e)	199,597	196,480
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1% 6/4/2032 (c)(d)(e)(h)	25,403	25,006
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8268% 3/29/2030 (c)(d)(e)	337,875	334,919
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8077% 12/13/2031 (c)(d)(e)	164,175	164,507
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (c)(d)(e)	322,955	319,222
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 3/27/2028 (c)(d)(e)	289,275	289,998
		2,375,458
TOTAL UTILITIES		4,181,559

TOTAL UNITED STATES		208,644,678
TOTAL BANK LOAN OBLIGATIONS (Cost $234,858,055)		228,456,200

Common Stocks - 1.5%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (i)(k)	8,816	215,199
UNITED STATES - 1.4%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (i)	543	7,466
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (i)(k)	15,069	177,212
Specialty Retail - 0.0%
Joann Inc (i)(k)	121,413	0
TOTAL CONSUMER DISCRETIONARY		177,212

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp	10,775	492,094
EP Energy Corp (i)(k)	3,190	4,913
Expand Energy Corp	9,834	1,149,988
Expand Energy Corp (l)	137	16,021
Exxon Mobil Corp	6,304	679,571
New Fortress Energy Inc	6,142	20,391
		2,362,978
Financials - 0.2%
Financial Services - 0.2%
ACNR Holdings Inc (i)(k)	6,300	596,232
Carnelian Point Holdings LP warrants 6/30/2027 (i)(k)	367	1,072
Limetree Bay Cayman Ltd (i)(k)	153	0
		597,304
Industrials - 0.1%
Machinery - 0.0%
Tnt Crane & Rigging LLC (i)(k)	24,748	0
Tnt Crane & Rigging LLC warrants 10/31/2025 (i)(k)	3,037	0
		0
Professional Services - 0.1%
Franchise Group New Holdco LLC Class A (i)	6,352	330,812
TOTAL INDUSTRIALS		330,812

Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (i)(k)	3,248	132,226
TOTAL UNITED STATES		3,607,998
TOTAL COMMON STOCKS (Cost $2,868,514)		3,823,197

Non-Convertible Corporate Bonds - 3.8%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)	10,000	10,033
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 5.125% 1/15/2029 (b)	80,000	66,100
Altice France SA 5.125% 7/15/2029 (b)	305,000	252,090
Altice France SA 5.5% 1/15/2028 (b)	1,000,000	841,590
Altice France SA 5.5% 10/15/2029 (b)	145,000	120,193

TOTAL FRANCE		1,279,973
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)	150,000	88,314
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (b)	220,000	147,950

TOTAL PUERTO RICO		236,264
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (b)	365,000	402,895
UNITED STATES - 3.1%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (b)	160,000	159,933
Level 3 Financing Inc 4.5% 4/1/2030 (b)	160,000	144,800
		304,733
Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (b)	140,000	138,710
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (b)	285,000	283,958
DISH Network Corp 11.75% 11/15/2027 (b)	360,000	371,097
Dotdash Meredith Inc 7.625% 6/15/2032 (b)	100,000	96,970
EchoStar Corp 10.75% 11/30/2029	468,715	482,120
Univision Communications Inc 8.5% 7/31/2031 (b)	145,000	145,161
		1,518,016
TOTAL COMMUNICATION SERVICES		1,822,749

Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)	150,000	153,968
Automobiles - 0.2%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (b)	505,000	496,174
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (b)	150,000	154,130
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc 7% 2/15/2030 (b)	135,000	139,803
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)	875,000	838,090
		977,893
Specialty Retail - 0.1%
Carvana Co 5.625% 10/1/2025 (b)	260,000	258,738
Staples Inc 10.75% 9/1/2029 (b)	105,000	99,374
		358,112
TOTAL CONSUMER DISCRETIONARY		2,140,277

Energy - 0.0%
Energy Equipment & Services - 0.0%
Transocean Poseidon Ltd 6.875% 2/1/2027 (b)	73,500	73,642
Financials - 0.6%
Financial Services - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	300,000	252,173
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	255,000	238,450
NFE Financing LLC 12% 11/15/2029 (b)	818,316	371,515
		862,138
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)	365,000	377,058
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)	295,000	299,898
		676,956
TOTAL FINANCIALS		1,539,094

Industrials - 0.3%
Aerospace & Defense - 0.2%
TransDigm Inc 6.375% 3/1/2029 (b)	355,000	364,209
Commercial Services & Supplies - 0.1%
Artera Services LLC 8.5% 2/15/2031 (b)	95,000	79,109
GEO Group Inc/The 8.625% 4/15/2029	50,000	52,936
Neptune Bidco US Inc 9.29% 4/15/2029 (b)	120,000	116,100
OT Midco Inc 10% 2/15/2030 (b)	100,000	77,279
		325,424
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (b)	30,000	31,408
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	55,000	54,874
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (b)	19,141	19,095
		73,969
TOTAL INDUSTRIALS		795,010

Information Technology - 0.2%
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (b)	282,000	300,113
Cloud Software Group Inc 9% 9/30/2029 (b)	160,000	165,844
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	100,000	100,942
		566,899
Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)	210,000	220,176
Real Estate - 0.3%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)	263,000	278,791
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	50,000	49,695
		328,486
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	470,000	434,072
TOTAL REAL ESTATE		762,558

TOTAL UNITED STATES		7,920,405
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,345,026)		9,849,570

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (c)(d)(j)	455,000	461,129
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (b)(c)(j)	145,000	145,713
TOTAL UNITED STATES		606,842
TOTAL PREFERRED SECURITIES (Cost $600,345)		606,842

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $16,189,464)	4.32	16,186,505	16,189,742

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $265,311,403)	259,377,946
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(636,120)
NET ASSETS - 100.0%	258,741,826

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,886,985 or 3.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Non-income producing - Security is in default.
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $259,454 and $259,289, respectively.

(i)	Level 3 security
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Non-income producing
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,021 or 0.0% of net assets.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,513,357	43,267,419	40,591,034	393,269	-	-	16,189,742	16,186,505	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,115,744	1,115,744	12	-	-	-	-	0.0%
Total	13,513,357	44,383,163	41,706,778	393,281	-	-	16,189,742

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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